Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]	Asset items as of December 31, 2023 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2023 Cash and central bank balances 178,416 0 178,416 Interbank balances (w/o central banks) 5,535 606 6,140 Central bank funds sold and securities purchased under resale agreements 8,263 6,462 14,725 Securities borrowed 32 6 39 Financial assets at fair value through profit or loss 459,625 5,648 465,273 Financial assets at fair value through other comprehensive income 7,393 28,152 35,546 Equity method investments 0 1,013 1,013 Loans at amortized cost 133,131 346,222 479,353 Property and equipment 0 6,185 6,185 Goodwill and other intangible assets 0 7,327 7,327 Other assets 93,111 21,587 114,698 Assets for current tax 1,084 429 1,513 Total assets before deferred tax assets 886,590 423,637 1,310,227 Deferred tax assets 7,039 Total assets 1,317,266 Liability items as of December 31, 2023 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2023 Deposits 602,392 23,095 625,486 Central bank funds purchased and securities sold under repurchase agreements 2,215 823 3,038 Securities loaned 3 0 3 Financial liabilities at fair value through profit or loss 356,973 9,521 366,494 Other short-term borrowings 9,620 0 9,620 Other liabilities 107,337 5,681 113,018 Provisions 2,448 0 2,448 Liabilities for current tax 369 262 631 Long-term debt 30,942 88,448 119,390 Trust preferred securities 289 0 289 Total liabilities before deferred tax liabilities 1,112,588 127,830 1,240,418 Deferred tax liabilities 517 Total liabilities 1,240,935 Asset items as of December 31, 2022 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2022 Cash and central bank balances 178,896 0 178,896 Interbank balances (w/o central banks) 7,189 6 7,195 Central bank funds sold and securities purchased under resale agreements 8,415 3,063 11,478 Securities borrowed 0 0 0 Financial assets at fair value through profit or loss 476,114 6,431 482,545 Financial assets at fair value through other comprehensive income 7,296 24,380 31,675 Equity method investments 0 1,124 1,124 Loans at amortized cost 126,584 364,591 491,175 Property and equipment 0 6,103 6,103 Goodwill and other intangible assets 0 7,092 7,092 Other assets 93,564 24,560 118,124 Assets for current tax 873 711 1,584 Total assets before deferred tax assets 898,931 438,061 1,336,992 Deferred tax assets 7,225 Total assets 1,344,217 Liability items as of December 31, 2022 Amounts to be recovered or settled Total in € m. within one year after one year Dec 31, 2022 Deposits 604,227 24,956 629,183 Central bank funds purchased and securities sold under repurchase agreements 517 56 573 Securities loaned 13 0 13 Financial liabilities at fair value through profit or loss 384,020 4,118 388,138 Other short-term borrowings 5,122 0 5,122 Other liabilities1 107,343 6,305 113,648 Provisions 2,449 0 2,449 Liabilities for current tax 240 148 388 Long-term debt 46,622 84,903 131,525 Trust preferred securities 500 0 500 Total liabilities before deferred tax liabilities1 1,151,052 120,486 1,271,538 Deferred tax liabilities 538 Total liabilities 1,272,076